Accrued income and contract assets - Schedule of accrued income (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepayments and accrued income [abstract]
Accrued income project related	€ 9,764	€ 2,641
Accrued income non-project related	734	3,833
Accrued income	10,498	6,474
Current accrued income	€ 10,498	€ 6,474